RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties	¥ 6,830	$ 981	¥ 377
Amounts due to related parties	18,296	$ 2,628	11,445
Weixin
Advance to related parties	5,799
Amounts due to related parties	100		70
Wuhan Dahong enterprise management partnership(LP)
Amounts due from related parties	20		14
Xiao Shanglue
Amounts due from related parties			355
Lanlan Ltd
Amounts due from related parties			8
Small Ye Group
Amounts due to related parties	663
Tianshi
Amounts due to related parties	179		5,557
Zhangtaihe
Amounts due to related parties	359		5,034
Siwei
Amounts due to related parties	110		187
Zhaomu
Amounts due to related parties	4,888		¥ 597
Jixi
Amounts due from related parties	1,011
Bixin
Amounts due to related parties	303
Dianhua
Amounts due to related parties	100
Haomei
Amounts due to related parties	455
Langfei
Amounts due to related parties	118
Liumang Yike
Amounts due to related parties	66
Misili
Amounts due to related parties	277
Yunnong
Amounts due to related parties	4,681
Zhengdao
Amounts due to related parties	¥ 5,997